LEASES (Schedule Of Capital Leased Asssets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets, Gross	$ 2,554	$ 2,785
Less: Accumulated amortization	(580)	(73)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	1,974	2,712
Field Operating Equipment [Member]
Capital Leased Assets, Gross	1,934	2,257
Vehicles [Member]
Capital Leased Assets, Gross	204	210
Computer Equipment [Member]
Capital Leased Assets, Gross	274	262
Office Equipment [Member]
Capital Leased Assets, Gross	$ 142	$ 56